Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Disclosure of other liabilities

	Barclays Bank Group
	2025	2024
	£m	£m
Accruals and deferred income	2,933	3,035
Other creditors	4,270	4,319
Items in the course of collection due to other banks	6	8
Lease liabilities (refer to Note 19)	622	542
Other liabilities	7,831	7,904